Related Party Transactions (Details) - Schedule of Key Management Personnel for Employment Services - USD ($)	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Schedule of Key Management Personnel for Employment Services [Line Items]
Officers management	$ 176,389	$ 194,508
Directors employment services	91,844	98,657
Officers Consulting fees [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Officers management	160,688	150,066
Directors Share based compensation [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Officers management	15,701	44,442
Directors employment services	17,221	44,095
Directors’ fees [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Directors employment services	$ 74,623	$ 54,562